Financial instruments	6 Months Ended
Jun. 30, 2018
Financial instruments
Financial instruments

19.         Financial instruments

The fair values and carrying values of our financial instruments at June 30, 2018 and December 31, 2017, respectively, are shown in the table below.

	As of June 30, 2018		As of December 31, 2017
				Carrying
In thousands of U.S. dollars	Fair value	Carrying Value	Fair value	Value
Financial assets
Cash and cash equivalents (1)	$164,578	$164,578	$186,462	$186,462
Restricted cash (2)	12,284	12,284	11,387	11,387
Loans and receivables (3)	50,302	50,302	65,458	65,458

Financial liabilities
Accounts payable (4)	$15,761	$15,761	$13,044	$13,044
Accrued expenses (4)	25,192	25,192	32,838	32,838
Secured bank loans (5)	1,623,824	1,623,824	1,615,248	1,615,248
Finance lease liability (6)	692,205	692,205	717,139	717,139
Unsecured Senior Notes Due 2020 (7)	53,535	53,750	53,449	53,750
Unsecured Senior Notes Due 2019 (7)	58,771	57,500	58,466	57,500
Convertible Notes due 2019 (8)	155,888	160,000	316,184	348,500
Convertible Notes due 2022 (9)	191,328	188,500	—	—
(1)	Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities.
(2)	Restricted cash are considered Level 1 items due to the liquid nature of these assets.
(3)	We consider that the carrying amount of accounts receivable approximate their fair value due to the relative short maturity of these assets.
(4)	We consider that the carrying amounts of accounts payable and accrued expenses approximate their fair value due to the relative short maturity of these liabilities.
(5)

The carrying values of our secured bank loans are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $22.7 million and $29.9 million of unamortized deferred financing fees as of June 30, 2018 and December 31, 2017, respectively.

(6)

The carrying values of our obligations due under lease financing arrangements are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $1.2 million and $1.2 million of unamortized deferred financing fees as of June 30, 2018 and December 31, 2017, respectively.

(7)

The carrying values of our Unsecured Senior Notes Due 2019 and 2020 are measured at amortized cost using the effective interest method. The carrying values shown in the table are the face value of the notes. These notes have been recorded net of $0.7 million and $1.0 million of unamortized deferred financing fees, respectively on our unaudited condensed consolidated balance sheet as of June 30, 2018. Our Unsecured Senior Notes Due 2019 and 2020 are quoted on the New York Stock Exchange under the symbols ‘SBNA’ and ‘SBBC’, respectively. We consider their fair values to be Level 1 measurements due to their quotation on an active exchange.

(8)

The carrying value of our Convertible Notes due 2019 shown in the table above is its face value. The liability component of the Convertible Notes due 2019 has been recorded within long-term debt on the unaudited condensed consolidated balance sheet as of June 30, 2018, net of $0.9 million of unamortized deferred financing fees. The equity component of the Convertible Notes due 2019 has been recorded within Additional paid-in-capital on the unaudited condensed consolidated balance sheet, net of $1.9 million of deferred financing fees. This instrument is traded in inactive markets and is valued based on quoted prices which are available based on recent trading activity. Accordingly, we consider its fair value to be a Level 2 measurement.

(9)

The carrying value of our Convertible Notes due 2022 shown in the table above is its face value. The liability component of the Convertible Notes due 2022 has been recorded within long-term debt on the unaudited condensed consolidated balance sheet as of June 30, 2018. The equity component of the Convertible Notes due 2022 has been recorded within Additional paid-in-capital on the unaudited condensed consolidated balance sheet. This instrument is traded in inactive markets and is valued based on quoted prices which are available based on recent trading activity. Accordingly, we consider its fair value to be a Level 2 measurement.

Liquidity risk

Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments. We manage liquidity risk by maintaining adequate reserves and borrowing facilities and by continuously monitoring forecast and actual cash flows. Current economic conditions in the product tanker market are challenging and have resulted in the incurrence of significant losses during the six months ended June 30, 2018. Additionally, it is also likely that additional, currently uncommitted sources of financing will be required to meet the financial commitments relating to the scheduled maturities of our Senior Unsecured Notes due 2019 and Convertible Notes due 2019, which are scheduled to mature in June and July of 2019, respectively. We could also pursue other means to raise liquidity, such as through the sale of vessels, to meet these obligations. There can be no assurance that these or other measures will be successful and a deterioration in economic conditions or a failure to refinance our debt that is maturing could cause us to breach our debt covenants and could have a material adverse effect on our business, results of operations, cash flows and financial condition.

Based on internal forecasts and projections, which assume the refinancing of the aforementioned debt that is maturing in 2019, and that take into account reasonably possible changes in our trading performance, in addition to our ability to sell or refinance certain vessels, we believe that we have adequate financial resources to continue in operation and meet our financial commitments (including but not limited to debt service obligations and charterhire commitments) for a period of at least twelve months from the date of approval of these unaudited condensed consolidated financial statements. Accordingly, we continue to adopt the going concern basis in preparing our unaudited condensed consolidated financial statements.